SIGNIFICANT ACCOUNTING POLICIES - Short-term deposits (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Minimum
Short-term deposits
Deposits in U.S. dollars bear interest rates	0.01%	0.05%
Maximum
Short-term deposits
Deposits in U.S. dollars bear interest rates	0.62%	1.65%